Stockholders' Equity (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 20, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.001
Preferred stock, shares outstanding		0
Common stock, shares authorized		500,000,000	100
Common stock, par value		$ 0.001	$ 0.001
Purchase Price	$ 13.81
Sale of the Primary Shares	$ 80
Common stock, shares issued		35,390,679	0
Common stock, shares outstanding		35,390,679	0
Primary Shares
Class of Stock [Line Items]
Common stock, shares issued	5,791,479
Secondary Shares
Class of Stock [Line Items]
Common stock, shares issued	4,705,575
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.001
Preferred stock, shares outstanding		0
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par value		$ 0.001
Common stock, shares issued		35,390,679
Common stock, shares outstanding		35,390,679